Document and Entity Information	9 Months Ended
Sep. 30, 2021
Cover [Abstract]
Document Type	F-4
Amendment Flag	false
Entity Registrant Name	Waldencast Acquisition Corp.
Entity Central Index Key	0001840199
Entity Emerging Growth Company	true
Entity Ex Transition Period	false